Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

JCorriero@stradley.com

(215) 564-8528

November 21, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”) File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), submitted electronically for filing via EDGAR is Post-Effective Amendment No. 100, filed under the 1933 Act, and Amendment No. 101, filed under the Investment Company Act of 1940 (“1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed in order to: (1) update certain information and make other appropriate non-material changes; and (2) add new exhibits to the Trust’s Registration Statement. The Amendment relates only to the InfraCap REIT Preferred ETF series of the Trust (the “Fund”) and does not affect the prospectuses and statements of additional information of the Trust’s other series.

The Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act solely because the previous Registration Statement for the Fund, which was filed in Post-Effective Amendment No. 27 under the 1933 Act and Amendment No. 28 under the 1940 Act on February 6, 2015, pursuant to Rule 485(a)(2) under the 1933 Act, and declared effective on February 9, 2015 (the “Prior Registration Statement”), was not subsequently amended pursuant to Rule 8b-16 of the 1940 Act. The Amendment contains no material changes from the Prior Registration Statement.

The Trust will separately file an acceleration request pursuant to Rule 461 of the 1933 Act, requesting that the Amendment be declared effective on Friday, December 2, 2016.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:     William Smalley

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